Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement Of Financial Position [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	90,000,000	90,000,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	450,100,000	450,100,000
Common stock, shares issued	100,500,000	100,500,000
Common stock, shares outstanding	98,904,500	98,904,500